Dividends to shareholders	12 Months Ended
Dec. 31, 2020
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2020	2019	2018	2020	2019	2018
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2020)	$1.90	$1.90	$1.90	2,489	2,403	2,402
First interim (September 2020)	$0.90	$0.90	$0.90	1,180	1,180	1,139
Total	$2.80	$2.80	$2.80	3,669	3,583	3,541

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association that the balance of unclaimed dividends outstanding past 12 years be forfeited. $1m (2019:  $4m; 2018:  $2m) of unclaimed dividends have been adjusted for in Retained earnings in 2020.

The 2019 second interim dividend of $1.90 per share was paid on 30 March 2020.

Reconciliation of dividends charged to equity to cash flow statement:

	2020	2019	2018
	$m	$m	$m
Dividends charged to equity	3,669	3,583	3,541
Exchange losses on payment of dividend	4	5	10
Hedge contracts relating to payment of dividends (cash flow statement)	(101)	4	(67)
Dividends paid (cash flow statement)	3,572	3,592	3,484